Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents		$ 13,764	$ 9,483
Trade accounts receivable, net		740	421
Receivable research incentives		1,052	4,774
Inventories		2,533	2,114
Prepaid expenses and other current assets		8,190	1,116
Deferred offering costs		0	1,250
Total current assets		26,279	19,158
Property and equipment, net		2,537	3,249
Operating lease right-of-use assets		8,066	8,578
Intangible assets, net		262	272
Other noncurrent assets		1,345	1,353
Total assets		38,489	32,610
Current liabilities:
Trade accounts payable		3,158	2,109
Accrued expenses and other current liabilities		5,318	3,614
Current portion of operating lease liabilities		1,461	1,687
Loans payable, current		2,232	220
Deferred revenue, current		1,989	2,665
Promissory note - related party		420	0
Total current liabilities		14,578	10,295
Warrant liabilities		5,498	0
Operating lease liabilities, net of current portion		6,211	6,990
Loans payable, noncurrent		12,912	12,233
Deferred revenue, noncurrent		0	54
Other noncurrent liabilities		0	18
Total liabilities		39,199	29,590
Commitments and contingencies (Note 10)
Stockholders' (deficit) equity:
Non-redeemable convertible preferred stock, no par value; 137,765,828 shares authorized as of June 30, 2022 and 137,765,828 shares issued and outstanding as of December 31, 2021.	[1]	0	189,881
Common stock	[1]	11	0
Additional paid-in capital		372,840	148,850
Accumulated deficit		(363,136)	(325,268)
Accumulated other comprehensive loss		(10,425)	(10,443)
Total stockholders' (deficit) equity		(710)	3,020	$ 30,237
Total liabilities and stockholders' equity		$ 38,489	32,610
DWave System [Member]
Current assets:
Cash and cash equivalents			9,483	21,335
Trade accounts receivable, net			421	590
Receivable research incentives			4,774	15,585
Inventories			2,114	2,521
Prepaid expenses and other current assets			1,116	1,253
Deferred offering costs			1,250	0
Total current assets			19,158	41,284
Property and equipment, net			3,249	2,894
Operating lease right-of-use assets			8,578	2,948
Intangible assets, net			272	148
Other noncurrent assets			1,353	187
Total assets			32,610	47,461
Current liabilities:
Trade accounts payable			2,109	2,176
Accrued expenses and other current liabilities			3,614	3,183
Current portion of operating lease liabilities			1,687	1,544
Loans payable, current			220	355
Deferred revenue, current			2,665	4,713
Total current liabilities			10,295	11,971
Operating lease liabilities, net of current portion			6,990	1,440
Loans payable, noncurrent			12,233	1,321
Deferred revenue, noncurrent			54	0
Other noncurrent liabilities			18	0
Total liabilities			29,590	14,732
Commitments and contingencies (Note 10)
Stockholders' (deficit) equity:
Non-redeemable convertible preferred stock, no par value; 137,765,828 shares authorized as of June 30, 2022 and 137,765,828 shares issued and outstanding as of December 31, 2021.			189,881	189,881
Common stock			2,610	2,492
Additional paid-in capital			146,240	144,537
Accumulated deficit			(325,268)	(293,723)
Accumulated other comprehensive loss			(10,443)	(10,458)
Total stockholders' (deficit) equity			3,021	32,729
Total liabilities and stockholders' equity			$ 32,610	$ 47,461

[1]	Shares of legacy non-redeemable convertible preferred stock and legacy common stock have been retroactively restated to give effect to the Business Combination.